Classification of financial assets and liabilities - Financial liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	kr 16,954	kr 15,652
Designated upon initial recognition (FVO)	56,705	64,687
Derivatives used for hedge accounting	3,102	6,282
Amortized cost	216,312	193,160
Total financial liabilities	293,073	279,781
Borrowing from credit institutions
Financial liabilities at fair value through profit or loss
Amortized cost	3,678	2,247
Total financial liabilities	3,678	2,247
Debt securities issued
Financial liabilities at fair value through profit or loss
Designated upon initial recognition (FVO)	56,705	64,687
Amortized cost	212,634	190,913
Total financial liabilities	269,339	255,600
Derivatives
Financial liabilities at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	16,954	15,652
Derivatives used for hedge accounting	3,102	6,282
Total financial liabilities	kr 20,056	kr 21,934